Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-2
Statement to Securityholders
Determination Date: November 12, 2024

Payment Date	11/15/2024
Collection Period Start	10/1/2024
Collection Period End	10/31/2024
Interest Period Start	10/15/2024
Interest Period End	11/14/2024

Cut-Off Date Net Pool Balance	$2,066,663,591.84
Cut-Off Date Adjusted Pool Balance	$1,899,113,714.12

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Aug-23
Class A-2a Notes	$—	$—	$—	—	Sep-25
Class A-2b Notes	$—	$—	$—	—	Sep-25
Class A-3 Notes	$500,837,081.37	$34,612,268.09	$466,224,813.28	0.737931	May-27
Class A-4 Notes	$160,110,000.00	$—	$160,110,000.00	1.000000	Dec-27
Class B Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Jan-28
Class C Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Feb-28
Class D Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Nov-28
Total Notes	$717,947,081.37	$34,612,268.09	$683,334,813.28

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$778,062,158.47	$740,398,801.68	0.358258
YSOC Amount	$55,367,292.81	$52,316,204.11
Adjusted Pool Balance	$722,694,865.66	$688,082,597.57
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Reserve Account Balance	$4,747,784.29	$4,747,784.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.87200%	ACT/360	$—
Class A-2a Notes	$—	3.74000%	30/360	$—
Class A-2b Notes	$—	5.65981%	ACT/360	$—
Class A-3 Notes	$500,837,081.37	3.66000%	30/360	$1,527,553.10
Class A-4 Notes	$160,110,000.00	3.69000%	30/360	$492,338.25
Class B Notes	$19,000,000.00	4.27000%	30/360	$67,608.33
Class C Notes	$19,000,000.00	4.67000%	30/360	$73,941.67
Class D Notes	$19,000,000.00	5.40000%	30/360	$85,500.00
Total Notes	$717,947,081.37			$2,246,941.35

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$778,062,158.47	$740,398,801.68
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$722,694,865.66	$688,082,597.57
Number of Receivables Outstanding	58,997	57,818
Weighted Average Contract Rate	3.56%	3.57%
Weighted Average Remaining Term (months)	34.2	33.3

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$2,285,427.29
Principal Collections	$37,204,721.67
Liquidation Proceeds	$289,810.74
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$39,779,959.70
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$39,779,959.70

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$648,385.13	$648,385.13	$—	$—	$39,131,574.57
Interest - Class A-1 Notes	$—	$—	$—	$—	$39,131,574.57
Interest - Class A-2a Notes	$—	$—	$—	$—	$39,131,574.57
Interest - Class A-2b Notes	$—	$—	$—	$—	$39,131,574.57
Interest - Class A-3 Notes	$1,527,553.10	$1,527,553.10	$—	$—	$37,604,021.47
Interest - Class A-4 Notes	$492,338.25	$492,338.25	$—	$—	$37,111,683.22
First Allocation of Principal	$—	$—	$—	$—	$37,111,683.22
Interest - Class B Notes	$67,608.33	$67,608.33	$—	$—	$37,044,074.89
Second Allocation of Principal	$—	$—	$—	$—	$37,044,074.89
Interest - Class C Notes	$73,941.67	$73,941.67	$—	$—	$36,970,133.22
Third Allocation of Principal	$10,864,483.80	$10,864,483.80	$—	$—	$26,105,649.42
Interest - Class D Notes	$85,500.00	$85,500.00	$—	$—	$26,020,149.42
Fourth Allocation of Principal	$19,000,000.00	$19,000,000.00	$—	$—	$7,020,149.42
Reserve Account Deposit Amount	$—	$—	$—	$—	$7,020,149.42
Regular Principal Distribution Amount	$4,747,784.29	$4,747,784.29	$—	$—	$2,272,365.13
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$2,272,365.13
Remaining Funds to Certificates	$2,272,365.13	$2,272,365.13	$—	$—	$—
Total	$39,779,959.70	$39,779,959.70	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$55,367,292.81
Increase/(Decrease)	$(3,051,088.70)
Ending YSOC Amount	$52,316,204.11

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$722,694,865.66	$688,082,597.57
Note Balance	$717,947,081.37	$683,334,813.28
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Target Overcollateralization Amount	$4,747,784.29	$4,747,784.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,784.29
Beginning Reserve Account Balance	$4,747,784.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,784.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.06%	29	$458,635.12
Liquidation Proceeds of Defaulted Receivables[1]	0.04%	194	$289,810.74
Monthly Net Losses (Liquidation Proceeds)			$168,824.38
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.24%
Second Preceding Collection Period			(0.02)%
Preceding Collection Period			0.26%
Current Collection Period			0.27%
Four-Month Average Net Loss Ratio			0.19%
Cumulative Net Losses for All Periods			$5,189,594.17
Cumulative Net Loss Ratio			0.25%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.47%	200	$3,452,177.87
60-89 Days Delinquent	0.11%	49	$835,787.28
90-119 Days Delinquent	0.05%	17	$362,141.75
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.63%	266	$4,650,106.90

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		8	$182,172.67
Total Repossessed Inventory		18	$361,878.20

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		66	$1,197,929.03
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.13%
Second Preceding Collection Period			0.18%
Preceding Collection Period			0.16%
Current Collection Period			0.16%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of October 2024.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.92	0.12%	61	0.11%